Condensed Financial Statements of the Company (Details) - Schedule of Condensed Statements of Comprehensive Income - VIEs [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
Share of income from subsidiaries and VIEs	¥ (44,559)	¥ 45,737	¥ 57,520
Net Income/(loss) from discontinued operations	(26,084)	(7,331)	(4,827)
Net income before income taxes	(70,643)	38,406	52,693
Income tax expense
Net income of the Company	(70,643)	38,406	52,693
Other comprehensive (expense)/income	5,319	6,127	3,635
Comprehensive income/(loss)	¥ (65,324)	¥ 44,533	¥ 56,328